Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.00% Senior Notes Due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,490,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,979.57
Offering Note	"Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in Registration Statement No. 333-281010 filed on July 25, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.